Cover	Jan. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2023
Entity File Number	000-22897
Entity Registrant Name	NOVATION COMPANIES, INC.
Entity Central Index Key	0001025953
Entity Tax Identification Number	74-2830661
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	9229 Ward Parkway, Suite 340
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64114
City Area Code	(816)
Local Phone Number	237-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable